Reverse Recapitalization - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 24, 2021
Business Acquisition [Line Items]
Net cash proceeds	$ (5,190)	$ 1,819	$ 230,241	$ 42,301
Common stock, shares outstanding	139,026,245		137,722,658	104,039,354	21,483,286
Common stock, shares issued	139,026,245		137,722,658	104,039,354
Incremental Costs			$ 32,900
Transaction costs			1,100
PIPE Financing
Business Acquisition [Line Items]
Net cash proceeds			$ 228,800
Common Stock
Business Acquisition [Line Items]
Contingent merger consideration earn-out shares issuable	28,125,000		28,125,000
Common stock, shares outstanding	137,589,275		137,589,275
Common stock, shares issued	137,589,275		137,589,275
Common Stock Price Per Share Equals Or Exceeds 15.00 Per Share
Business Acquisition [Line Items]
Contingent merger consideration earn-out shares issuable	14,062,500		14,062,500
Earnout Trading Days	20 days		20 days
Earnout Consecutive Trading Days	30 days		30 days
Earn-Out price per share	$ 15.00		$ 15.00
Common Stock Price Per Share Equals Or Exceeds 20.00 Per Share
Business Acquisition [Line Items]
Contingent merger consideration earn-out shares issuable	14,062,500		14,062,500
Earnout Trading Days	20 days		20 days
Earnout Consecutive Trading Days	30 days		30 days
Earn-Out price per share	$ 20.00		$ 20.00